BORROWINGS - Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Long-term debt	$ 3,029
Financing lease obligations	222	$ 209
Total	3,251	209
Less: Unamortized discount	5
Less: Unamortized debt issuance costs	15
Less: current maturities of long-term debt	103	69
Total	$ 3,128	$ 140
Debt instrument, weighted-average interest rate (as a percent)	2.70%
Finance lease obligations, interest rate (as a percent)	1.40%